Securitizations and Variable Interest Entities - Classification of consolidated VIEs' assets and liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015
Assets
Cash and cash equivalents		¥ 3,092,991	¥ 3,476,261	¥ 2,160,335	¥ 1,315,408
Trading assets
Derivatives	[1]	1,158,000	1,372,000
Private equity investments		26,731	30,578
Office buildings, land, equipment and facilities		336,703	355,507
Other		1,162,604	974,511
Trading liabilities
Derivatives	[1],[2]	885,000	1,047,000
Borrowings
Short-term borrowings		542,027	662,902
Long-term borrowings		7,402,092	8,129,559
Variable Interest Entity, primary beneficiary [Member]
Assets
Cash and cash equivalents		3,000	3,000
Trading assets
Equities		695,000	530,000
Debt securities		612,000	756,000
CMBS and RMBS		3,000	22,000
Derivatives		18,000	1,000
Private equity investments		2,000	1,000
Office buildings, land, equipment and facilities		3,000	3,000
Other		32,000	7,000
Total		1,368,000	1,323,000
Trading liabilities
Derivatives		20,000	3,000
Borrowings
Short-term borrowings		1,000	65,000
Long-term borrowings		863,000	744,000
Other		2,000	2,000
Total		¥ 886,000	¥ 814,000

[1]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments - Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.